Organization and Significant Accounting Policies (Details 2)	3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2014 SPI, SPO, and SPP [Member]	Mar. 31, 2013 SPI, SPO, and SPP [Member]	Dec. 31, 2013 SPI, SPO, and SPP [Member]	Dec. 31, 2012 SPI, SPO, and SPP [Member]	Mar. 31, 2014 SPI, SPO, and SPP [Member] Reporting Date [Member] CHF	Mar. 31, 2013 SPI, SPO, and SPP [Member] Reporting Date [Member] CHF	Dec. 31, 2013 SPI, SPO, and SPP [Member] Reporting Date [Member] USD ($)	Dec. 31, 2012 SPI, SPO, and SPP [Member] Reporting Date [Member] USD ($)	Mar. 31, 2014 SPLAM [Member]	Mar. 31, 2013 SPLAM [Member]	Dec. 31, 2013 SPLAM [Member]	Dec. 31, 2012 SPLAM [Member]	Mar. 31, 2014 SPLAM [Member] Reporting Date [Member] BRL	Mar. 31, 2013 SPLAM [Member] Reporting Date [Member] BRL	Dec. 31, 2013 SPLAM [Member] Reporting Date [Member] USD ($)	Dec. 31, 2012 SPLAM [Member] Reporting Date [Member] USD ($)	Mar. 31, 2014 SPHSA and SPMSA [Member]	Mar. 31, 2013 SPHSA and SPMSA [Member]	Dec. 31, 2013 SPHSA and SPMSA [Member]	Dec. 31, 2012 SPHSA and SPMSA [Member]	Mar. 31, 2014 SPHSA and SPMSA [Member] Reporting Date [Member] ZAR	Mar. 31, 2013 SPHSA and SPMSA [Member] Reporting Date [Member] ZAR	Dec. 31, 2013 SPHSA and SPMSA [Member] Reporting Date [Member] USD ($)	Dec. 31, 2012 SPHSA and SPMSA [Member] Reporting Date [Member] USD ($)
Foreign Currency Transaction [Line Items]
Foreign Currency Exchange Rate, Translation					1.1278	1.0525	$ 1.1230	$ 1.0942					0.4432	0.4938	$ 0.4232	$ 0.4880					0.0946	0.1082	$ 0.0952	$ 0.1178
Foreign Currency Exchange Rate Translation Average Period	1.1203	1.0752	1.0790	1.0667					0.4240	0.4998	0.4645	0.5133					0.0922	0.1118	0.1040	0.1219